Earnings Per Share/ADS	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share/ADS
17.	EARNINGS PER SHARE/ADS
Following the Share Subdivision and the ADS Ratio Change as detailed in Note 2(a), each ordinary share was subdivided into four ordinary shares and each ADS represents four ordinary shares. The weighted average number of ordinary shares used for the calculation of basic and diluted earnings per share/ADS for the years ended December 31, 2018, 2019 and 2020 have been retrospectively adjusted.
Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	2,871,015	3,199,966	3,405,229	521,872
Denominator:
Weighted average ordinary shares outstanding	470,687,884	474,328,384	477,467,268	477,467,268
Basic earnings per share (Note)	6.10	6.75	7.13	1.09

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	2,871,015	3,199,966	3,405,229	521,872
Denominator:
Weighted average ordinary shares outstanding	470,687,884	474,328,384	477,467,268	477,467,268
Dilutive effect of share-based awards	6,253,632	3,732,604	2,219,112	2,219,112
Weighted average number of shares outstanding-diluted	476,941,516	478,060,988	479,686,380	479,686,380

Diluted earnings per share (Note)	6.02	6.69	7.10	1.09

Earnings per ADS
Net income per ADS – basic (RMB )	24.40	26.99	28.53	4.37
Net income per ADS – diluted (RMB )	24.08	26.77	28.40	4.35
Note: Basic and diluted net income per ordinary share, weighted average number of ordinary shares and the adjustments for dilutive effect of share-based awards have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a).
The effects of 636,132, 389,440 and 481,828
stock options (previously 159,033, 97,360 and 120,457 stock options, respectively before the Share Subdivision as detailed in Note 2(a)) were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2018, 2019 and 2020, respectively. The effects of
1,019,316, 714,700 and 90,536
restricted shares (previously 254,829, 178,675 and 22,634 restricted shares, respectively before the Share Subdivision as detailed in Note 2(a)) were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2018, 2019 and 2020, respectively.